Income Taxes (Details) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			$ 808,821	$ 4,132,018
Net operating loss carryforwards				12,468,027
Federal net operating losses carryforward				13,221,253
Research and development				91,217
Federal research tax credit carryforwards				$ 208,150
Net operating loss term				5 years
Taxable income net operating losses				80.00%
Provision for income taxes	$ 0	$ 0
Unrecognized tax benefits	$ 0